Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 137,076	$ 737,020
Accounts receivable, net	145,593	50,765
Inventories	59,330	78,535
Acquisition deposit	5,335,916	5,517,719
Prepayments and other current assets	10,622,174	2,376,081
Current assets of discontinued operations	2,236,794	1,592,955
TOTAL CURRENT ASSETS	18,536,883	10,353,075
NON-CURRENT ASSETS:
Property, equipment and intangible assets, net	111,177	129,396
Long-term investments	4,591,426	4,617,863
Operating lease right-of-use assets, net	365,320	414,665
Prepayments and other non-current assets	36,248	64,451
Non-current assets of discontinued operations	1,217,768	1,504,019
TOTAL NON-CURRENT ASSETS	6,321,939	6,730,394
TOTAL ASSETS	24,858,822	17,083,469
CURRENT LIABILITIES:
Short term bank loan	294,900
Long-term bank loans - current portion	1,896,179	1,567,487
Accounts payable	1,596,480	284,105
Deferred revenue	4,170,793	2,707,069
Refund liabilities	46,983	88,502
Operating lease liabilities-current	98,975	114,217
Taxes payable	1,284,668	1,423,924
Convertible notes	5,860,000
Accrued expenses and liabilities	485,969	649,767
Current liabilities of discontinued operations	5,970,388	6,737,792
TOTAL CURRENT LIABILITIES	21,705,335	13,572,863
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	234,211	261,512
Long-term bank loans	964,626	1,766,986
Warrants liabilities	3,495,765
Non-current liabilities of discontinued operations	1,561,305	708,187
TOTAL NON-CURRENT LIABILITIES	7,419,264	3,099,235
TOTAL LIABILITIES	29,124,599	16,672,098
COMMITMENTS AND CONTINGENCIES (NOTE 14)
EQUITY:
Ordinary shares, value
Additional paid in capital	19,450,741	19,450,741
Statutory reserves	1,007,027	1,007,027
Accumulated deficit	(23,336,428)	(18,541,751)
Accumulated other comprehensive loss	(1,042,446)	(1,208,386)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	(3,911,201)	717,536
Non-controlling interests	(354,576)	(306,165)
TOTAL (DEFICIT) EQUITY	(4,265,777)	411,371
TOTAL LIABILITIES AND (DEFICIT) EQUITY	24,858,822	17,083,469
Class A Ordinary Shares
EQUITY:
Ordinary shares, value	7,890	7,890
Class B Ordinary Shares
EQUITY:
Ordinary shares, value	2,015	2,015
Related Party
NON-CURRENT LIABILITIES:
Due to a related party	$ 1,163,357	$ 362,550